Warrants - Narrative (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 10, 2017	Dec. 31, 2019 GBP (£) shares warrant £ / shares	Dec. 31, 2018 GBP (£) shares warrant	Dec. 31, 2017 GBP (£)	Jul. 31, 2016 shares warrant	Jul. 29, 2016 shares warrant £ / shares
Disclosure of classes of share capital [line items]
Number of units issued (in shares)					31,115,926	31,115,926
Placing price (in pounds per unit) | £ / shares						£ 1.4365
Number of ordinary shares (in shares)					1	1
Number warrants (in warrants) | warrant					1	1
Number of shares subscribed (in shares)		0.4
Transaction costs allocated to the issue of warrants (note 19) | £				£ 7,453
Warrants forfeited (in shares)		121,970	799,524
Consolidation of shares	0.02
Fair value warrant | £		£ 895	£ 2,492	1,273
Fair value adjustments recognized in loss | £		0	1,219	0
Fair value adjustment on derivative financial instruments (note 18) | £		£ 1,597	£ 0	£ 6,650
Warrants
Disclosure of classes of share capital [line items]
Exercise price (pounds per share) | £ / shares		£ 1.7238
Number of shares subscribed from warrant maximum (in shares)		12,401,262	12,401,262
Warrants forfeited (in shares) | warrant		0	0